Credit Facility - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2005
Line of Credit Facility [Line Items]
Borrowing capacity for revolving loans and letters of credit with Bank of America									$ 11.0
Decrease in maximum borrowing limit on revolving loans						10.0
Extended borrowing limit expiration date						Aug. 20, 2012
Loans and letter of credit, maximum borrowing capacity	20.0		20.0		20.0	20.0
Line of credit, interest rate		1.50%		1.50%		1.50%
Weighted average interest rate						2.74%	1.68%	2.91%
Line of credit facility, available borrowing capacity		$ 20.0		$ 20.0		$ 7.2	$ 10.0
Line of credit facility, unused line fee		0.0625%				0.0625%
Line of credit facility, expiration date	August 2014
Weighted average interest rate		1.50%	1.60%	1.50%	2.30%